Consolidated Statements Of Cash Flow (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Cash Flow [Abstract]
Non equity component of allowance for funds used during construction	$ 1,494	$ 1,742	$ 3,954